EQUITY	12 Months Ended
Jun. 30, 2025
Equity [Abstract]
EQUITY

NOTE 14 – EQUITY

Common Shares

Dogness was established under the laws of BVI on July 11, 2016. The original authorized number of common shares was 15,000,000 shares with par value of $0.002 each. On April 26, 2017, Shareholders of the Company held a meeting (the “Meeting”) and approved the following resolutions: (i) increase the authorized number of common shares to 100,000,000 shares with par value of $0.002 each, of which 15,000,000 were issued and outstanding; and (ii) reclassify the currently issued and outstanding common shares into two classes, Class A common shares and Class B common shares, which have equal economic rights but unequal voting rights, pursuant to which Class A common shares receive one vote each and Class B common shares receive three votes each.

On October 22, 2022, Shareholders of the Company held a meeting and approved a change to the maximum number of shares that the Company is authorized to issue from 100,000,000 made up of two classes with a par value of $0.002 each being 90,931,000 Class A Shares and 9,069,000 Class B Shares to 110,000,000 made up of two classes with a par value of $0.002 each, being 90,931,000 Class A shares and 19,069,000 Class B shares

On November 6, 2023, the Company announced (i) a share consolidation of the Company’s issued and outstanding Class A common shares at the ratio of one-for-twenty and (ii) an amendment of the Company’s Memorandum and Articles of Association to change its authorized shares from 90,931,000 Class A Shares with $0.002 par value per share and 19,069,000 Class B common shares with $0.002 par value per share to an unlimited number of authorized Class A common shares and Class B common shares, each without par value. On November 15, 2023, the Company paid cash to certain minor shareholders and cancelled 196 shares due to share consolidation reconciliation. All historical share and per share amounts in these financial statements have been retroactively adjusted to reflect the share consolidation.

Private placements

May 2024 equity financing

On May 9, 2024, the Company entered into a securities purchase agreement with certain purchasers, pursuant to which the Company agreed to issue and sell to the purchasers an aggregate of 2,000,000 Class A common shares without par value, at a price of $2.50 per share for aggregate gross proceeds of $5.0 million. The Transaction was closed on May 16, 2024. After payment of expenses, net proceeds from the transaction approximately $4.9 million.

May 2025 equity financing

On May 6, 2025, the Company entered into a securities purchase agreement with certain purchasers, pursuant to which the Company agreed to issue and sell to the purchasers an aggregate of 1,200,000 Class A common shares without par value, at a price of $5.0 per share for aggregate gross proceeds of $6.0 million (the “May 2025 Private Placement”). The Transaction was closed on May 8, 2025. After payment of expenses, net proceeds from the transaction approximately $5.9 million.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)

NOTE 14 – EQUITY (continued)

Common Shares Issued for Service

On December 15, 2022, the Company signed a consulting agreement with Real Miracle Investments Limited (“Real Miracle’) to provide strategic business and marketing consulting services to the Company for nine months from December 15, 2022. As the consideration for the service, Real Miracle is entitled to receive 15,000 of the Company’s Class A common shares within ten days upon signing the agreement. On December 19, 2022, these shares were issued to Real Miracle. These shares were measured at $334,500 which was based on the value of the Company’s Class A common shares at the agreement date and amortized over the service period.

On January 26, 2023, the Board adopted resolutions to grant total 75,000 Class A common shares to Mr. Silong Chen, the Chief Executive Officer of the Company as part of the annual salary. These shares shall be issued equally on January 26, 2023, 2024 and 2025. On January 26, 2023, the Company issued 25,000 Class A common shares to Mr. Silong Chen as the first tranche of the salary shares, and further issued 50,000 Class A common shares on March 7, 2025. These shares were measured at $1,455,000 which was based on the value of the Company’s Class A common shares at the granted date and amortized over the service period.

On January 26, 2023, the Board adopted resolutions to grant 7,500 Class A common shares to Dr. Yunhao Chen, the former Chief Financial Officer of the Company as part of the annual salary. These shares shall be issued equally on January 26, 2023, 2024 and 2025. On January 26, 2023, the Company issued 2,500 Class A common shares to Dr. Yunhao Chen as the first tranche of the salary shares. These shares were measured at $145,500 which was based on the value of the Company’s Class A common shares at the granted date and amortized over the service period. The unissued shares were forfeited due to the resignation of Dr. Yunhao Chen as the Company’s Chief Financial Officer on August 1, 2023.

As of June 30, 2025, the Company had an aggregate of 14,230,658 common shares outstanding, consisting of 5,161,658 Class A and 9,069,000 Class B common shares; respectively. As of June 30, 2024, the Company had an aggregate of 12,730,658 common shares outstanding, consisting of 3,661,658 Class A and 9,069,000 Class B common shares, respectively.

Common Shares Issued for Long-term Investments in Equity Investees

On May 17, 2025, in connection with acquisition of 19.5 % equity interest in DITC (Note 8), the Company issued 250,000 Class A common shares as part of the investment consideration. The fair value of the shares issued was determined at $1,250,000 assessed based on the fair value of the Company’s shares in the May 2025 Private Placement.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)

NOTE 14 – EQUITY (continued)

Warrants

In July 2021, the Company issued warrants in connection with an equity financing to purchase 8,713 common shares to the placement agent exercisable at $36.4 per share with expiration date on July 15, 2024. All warrants were expired on July 15, 2024.

In June 2022, the Company issued warrants in connection with an equity financing to purchase 109,092 common shares to the investors at $84.0 per share with expiration date on June 3, 2024. Due to share consolidation of the Company on November 7, 2023, according to the dilution clause of the securities purchase agreement, the exercise price of such warrants was reduced from $84.0 per share to $3.02. The Company recorded modification expense of $239,308. During the year ended June 30, 2024, 109,092 warrants were exercised. Net proceeds from the transaction amounted to $329,480.

In connection with acquisition of 19.5 % equity interest in DITC (Note 8), on May 17, 2025, the Company issued to the original shareholder 1,550,000 pre-funded warrants to purchase Class A common shares and 2,000,000 maximum eligibility warrants to purchase Class A common shares for an exercise price of $0.0001 with expiration date on May 16, 2030. The fair value of these warrants was determined at $17,750,000 based on the fair value of the Company’s shares in the May 2025 Private Placement.

Management determined that these warrants meet the requirements for equity classification under ASC 815-40 because they are indexed to its own shares. The warrants were recorded at their fair value on the date of grant as a component of shareholders’ equity. As of June 30, 2025, 3,550,000 warrants as mentioned above were outstanding, with weighted average exercise price of $0.00001 and weighted average remaining life of 4.88 years.

Options

On January 26, 2023, the Board adopted resolutions to issue incentive stock options of total 75,000 to Mr. Silong Chen under the Company’s 2018 Stock Incentive Plan as part of compensations. These options shall be vested equally on January 26, 2023, 2024 and 2025 with exercise price of $20.0 per share.

The aggregate fair value of the options granted to Mr. Silong Chen was $941,813. The fair value has been estimated using the Black-Scholes pricing model with the following weighted-average assumptions: market value of underlying Class A common shares of $19.4; risk free rate of 4.17%; expected term of 5 years; exercise price of the options of $20.0; volatility of 128.8% based upon the Company’s historical stock price; and expected future dividends of $Nil. These options expire on January 26, 2028.

On January 26, 2023, the Board adopted resolutions to issue incentive stock options of total 7,500 to Dr. Yunhao Chen under the Company’s 2018 Stock Incentive Plan as part of compensations. These options were vested by three trances equally on January 26, 2023, 2024 and 2025 with exercise price of $20.0 per share.

The aggregate fair value of the options granted to Dr. Yunhao Chen was $94,181. The fair value has been estimated using the Black-Scholes pricing model with the following weighted-average assumptions: market value of underlying Class A common shares of $19.4; risk free rate of 4.17%; expected term of 10 years; exercise price of the options of $20.0; volatility of 128.8%; and expected future dividends of $Nil. 2,500 options vested on January 26, 2023, and the unvested options were forfeited due to the resignation of Dr. Yunhao Chen as the Company’s Chief Financial Officer on August 1, 2023. There is no unrecognized compensation associated with these options.

The Company recorded $466,044, $1,114,857 and $1,243,385 stock-based compensation expense for the years ended June 30, 2025, 2024 and 2023, respectively.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)

NOTE 14 – EQUITY (continued)

Options (continued)

The following table summarized the Company’s share option activity:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life in Years

Outstanding June 30, 2022	11,000	$30.0	-
Exercisable, June 30, 2022	11,000	$30.0	-
Granted	82,500	20.0	-
Cancelled	-	-	-
Exercised	-	-	-
Outstanding June 30, 2023	93,500	$20.0	5.03
Exercisable, June 30, 2023	25,000	$20.0	5.03
Granted	-	-	-
Cancelled	(18,500)	-	-
Exercised	-	-	-
Outstanding June 30, 2024	75,000	$20.0	3.58
Exercisable, June 30, 2024	50,000	$20.0	3.58
Granted	-	-	-
Cancelled	-	-	-
Exercised	-	-	-
Outstanding June 30, 2025	75,000	20.0	2.58
Exercisable, June 30, 2025	75,000	20.0	2.58

Statutory Reserve

The Company’s subsidiaries located in mainland China are required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC regulations until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The Company did not allocate statutory reserves during the years ended June 30, 2025, 2024 and 2023 in accordance with PRC regulations. The restricted amounts as determined by the PRC statutory laws totaled $291,443 as of June 30, 2025 and 2024.